Financial Assets Available-for-sale	12 Months Ended
Dec. 31, 2017
Financial Assets Available-for-sale
Financial Assets Available-for-sale

12.   Financial Assets Available-for-sale:

As of December 31, 2016 and 2017, investment securities classified as available-for-sale are detailed as follows:

	2016	2017
	MCh$	MCh$
Instruments issued by the Chilean Government and Central Bank:
Bonds issued by the Chilean Government and Central Bank	20,944	204,128
Promissory notes issued by the Chilean Government and Central Bank	—	3,346
Other instruments	38,256	148,894

Other instruments issued in Chile:
Equity instruments valued at cost	—	—
Equity instruments valued at fair value	5,258	9,218
Mortgage bonds from domestic banks	108,933	99,572
Bonds from domestic banks	7,973	5,415
Deposits from domestic banks	24,032	956,733
Bonds from other Chilean companies	29,525	14,969
Promissory notes issued by other Chilean companies	—	—
Other instruments	138,322	83,006

Instruments issued by foreign institutions:
Equity instruments valued at cost	54	50
Equity instruments valued at fair value	1,173	984

Total	374,470	1,526,315

Instruments issued by the Chilean Government and Central Bank include instruments with repurchase agreements sold to clients and financial institutions, totaling Ch$5,177 million as of December 31, 2017 (Ch$4,975 million in 2016). The repurchase agreements have an average maturity of 3 days as of December 31, 2017 (7 days in December 2016). Additionally, under the same item, other financial instruments are maintained as  collateral guaranteeing the derivative transactions executed through Comder Contraparte Central S.A. for an amount of Ch$31,415 million as of December 31, 2017 (Ch$2,099 million in December 2016).

In instruments issued abroad included mainly bank bonds and equity instruments.

As of December 31, 2017, the portfolio of financial assets available-for-sale includes a net unrealized gain of Ch$9,520 million (Ch$6,045 million in 2016 and Ch$45,815 million in 2015), recorded in other comprehensive income within equity.

The equity investments issued by foreign institutions represent shares of exchange houses and servicing companies that the Bank is obliged to hold in order to benefit from these services. Shares that do not have an active market and their value cannot be reliably measured are presented at cost, the difference between cost and fair value is not expected to be significant.

During 2016 and 2017, there was no evidence of impairment of financial assets available-for-sale.

Realized profits and losses are calculated as the proceeds from sales less the cost (specific identification method) of the investments identified as for sale.  In addition, any unrealized profit or loss previously recorded in other comprehensive income for these investments is reclassified when recorded in the income statements.

The gross gains (losses) realized in sale of financial assets available-for-sale, as of December 31, 2016 and 2017, is recorded in the item “Net financial operating income” (Note No. 31).

Gross profits and losses unrealized on the sale of available for sale investments for the periods ended December 31, 2015, 2016 and 2017 are as follows:

	2015	2016	2017
	MCh$	MCh$	MCh$
Net gain (loss) on available for sale before income tax (1)	7,243	(52,345)	4,775
Tax (expense) benefit (2)	(2,357)	12,575	(1,299)

Net of tax amount (3)	4,886	(39,770)	3,476

(1)

As of December 31, 2015, 2016 and 2017, realized gains reclassified to the income statement line item “Net financial operating income” amounted to Ch$8,407 million, Ch$64,011 million and Ch$5,149 million, respectively.

(2)	This amount corresponds to the deferred taxes of the unrealized gain or loss and which are included in Note No. 17(d).
(3)	This amount corresponds to the unrealized gain or loss, net of deferred tax and which are included in “Consolidated Statement of Changes in Equity”.